Other Long-Term Liabilities - Weighted Average Assumptions Used to Calculate Share-Based Compensation Liability (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($) yr $ / shares	Dec. 31, 2021 CAD ($) yr $ / shares	Dec. 31, 2020 CAD ($) yr $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	$ 32.96	$ 16.98	$ 3.47
Share price	$ 75.19	$ 53.45	$ 30.59
Expected volatility	35.80%	35.50%	39.80%
Expected dividend yield	4.50%	4.40%	5.60%
Risk free interest rate	3.80%	1.10%	0.30%
Expected forfeiture rate	5.00%	4.70%	4.30%
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected stock option life | yr	4.2	4.2	4.3
Intrinsic value of vested stock options | $	$ 208	$ 112	$ 11